Transactions with Affiliates - Additional Information (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017
Related Party Transaction [Line Items]
Accounts payable-Affiliates		$ 13,102,000
Cost incurred for acquisition of acreage		1,018,978,000	$ 93,705,000	$ 42,266,000
Accounts receivable affiliates	$ 31,700,000
Working capital accounts	112,600,000
Additional acreage acquired		63,000,000
Blue Mountain Midstream LLC
Related Party Transaction [Line Items]
Oil, natural gas, and natural gas liquids sales - affiliates					$ 0
Accounts Payable and Accrued Liabilities
Related Party Transaction [Line Items]
Cost incurred for acquisition of acreage		63,000,000
Citizen Energy LLC | Accounts Payable and Accrued Liabilities
Related Party Transaction [Line Items]
Accounts payable-Affiliates		46,500,000
Linn Energy Holdings | Accounts Payable and Accrued Liabilities
Related Party Transaction [Line Items]
Accounts payable-Affiliates	26,300,000	55,500,000
Linn Energy Holdings and Citizen Energy LLC | Revenue Suspense
Related Party Transaction [Line Items]
Accounts payable-Affiliates		19,000,000
Affiliates | Oil and Gas
Related Party Transaction [Line Items]
Accounts Receivable - Oil, natural gas, and natural gas liquids sales - Affiliates		4,700,000
Revenue from Contract with Customer, Including Assessed Tax		8,000,000
Atlas LLC
Related Party Transaction [Line Items]
Charges related to services		2,300,000	2,000,000	$ 300,000
Accounts payable-Affiliates		0	$ 0
Management Services Agreement | Citizen Energy LLC
Related Party Transaction [Line Items]
Accounts payable-Affiliates		46,500,000
Management Services Agreement | Linn Energy Holdings
Related Party Transaction [Line Items]
Accounts payable-Affiliates		55,500,000
Management Services Agreement | General and Administrative Expense
Related Party Transaction [Line Items]
Charges related to services	$ 10,000,000	$ 10,000,000